VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
Consolidated VIEs
A significant portion of the Company’s assets are held through VIEs in which the Company holds a 100 per cent voting interest, the VIE meets the definition of a business and the VIE’s assets can be used for general corporate purposes. The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, were as follows:

at December 31
(millions of Canadian $)	2022	2021

ASSETS
Current Assets
Cash and cash equivalents	60	72
Accounts receivable	98	70
Inventories	32	28
Other current assets	14	13
	204	183
Plant, Property and Equipment	3,997	3,672
Equity Investments	748	890
Goodwill	449	421
	5,398	5,166
LIABILITIES
Current Liabilities
Accounts payable and other	234	232
Accrued interest	18	17
Current portion of long-term debt	31	29
	283	278
Regulatory Liabilities	78	66
Other Long-Term Liabilities	1	1
Deferred Income Tax Liabilities	16	13
Long-Term Debt	2,136	2,025
	2,514	2,383
Non-Consolidated VIEs
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

at December 31
(millions of Canadian $)	2022	2021

Balance sheet
Loans receivable from affiliates (Notes 7 and 12)[1]	—	1
Equity investments
Bruce Power	5,783	4,493
Coastal GasLink (Note 7)[1]	—	386
Pipeline equity investments and other	1,148	1,219
Long-term loans receivable from affiliate (Note 7)	—	238
Off-balance sheet[2]
Bruce Power[3]	2,025	974
Coastal GasLink[4]	3,300	3,037
Pipeline equity investments	58	171
Maximum exposure to loss	12,314	10,519
1The pre-impairment balances in Equity investments ($2,798 million) and Loans receivable from affiliates ($250 million) at December 31, 2022 related to TC Energy’s investment in Coastal GasLink LP were reduced to a nil balance and an impairment charge was recognized in fourth quarter 2022 in Impairment of equity investment in the Consolidated statement of income.
2Includes maximum potential exposure to guarantees and future funding commitments.
3On March 7, 2022, the IESO verified Bruce Power's Unit 3 MCR program final cost and schedule duration estimate submitted in December 2021. As at December 31, 2022, the maximum exposure includes TC Energy's portion of capital to be invested under the Unit 3 MCR program as well as the expected increase in the capital to be invested under the Asset Management program through 2027.
4TC Energy is contractually obligated to fund the capital costs to complete the Coastal GasLink pipeline by funding the remaining equity requirements of Coastal GasLink LP through incremental capacity on the subordinated loan agreement with Coastal GasLink LP until final costs are determined. The committed capacity under the subordinated loan agreement was $1,262 million as at December 31, 2022 and will increase in the future as required to support the estimated         $3.3 billion of additional equity financing requirements through completion of construction of the Coastal GasLink pipeline. The determination of the Company’s maximum exposure to loss involves an estimate of the capital costs to complete the Coastal GasLink pipeline.
In July 2022, the Company entered into revised project agreements relating to its investment in Coastal GasLink LP and committed to make additional equity contributions, which did not result in a change in the Company’s 35 per cent ownership. These revisions and additional equity contributions were determined to be a VIE reconsideration event for TC Energy’s investment in Coastal GasLink LP. The Company performed a re-assessment of control and determined that Coastal GasLink LP continued to meet the definition of a VIE in which the Company held a variable interest. The re-assessment further determined that TC Energy was not the primary beneficiary of Coastal GasLink LP as the Company does not have the power, either explicit or implicit through voting rights or otherwise, to direct the activities that most significantly impact the economic performance of Coastal GasLink LP. Accordingly, the Company continued to account for its investment using the equity method of accounting. Refer to Note 7, Coastal GasLink, for additional information.